INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 4 — INTANGIBLE ASSETS

For the six months ended June 30, 2018 and 2017, the Company invested in software development costs in the amounts of $173,597 and $50,970 respectively.

Patents, technology and other intangibles with contractual terms are generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Software development costs are amortized over their estimated useful life of three years.

Prior to any impairment adjustment, intangible assets consisted of the following:

	June 30, 2018	December 31, 2017
Patents	$3,697,709	$3,697,709
Capitalized software development	1,178,966	1,005,369
Accumulated amortization	(2,791,943)	(2,538,615)
Intangible assets, net	$2,084,732	$2,164,463

Amortization expense for patents totaled $93,658 and $180,684 for the three and six months ended June 30, 2018, respectively; and $93,648 and $185,230 for the three and six months ended June 30, 2017, respectively. Amortization expense for software development totaled $36,322 and $72,644 for the three and six months ended June 30, 2018, respectively; and $53,459 and $106,918 for the three and six months ended June 30, 2017, respectively.

Total amortization expense totaled $253,328 and $292,148 for the six months ended June 30, 2018 and 2017, respectively.

NOTE 6 — INTANGIBLE ASSETS

For the years ended December 31, 2017 and 2016, the Company invested in software development costs in the amounts of $383,802 and $0 respectively. For the years ended December 31, 2017 and 2016, the Company invested in patent costs in the amounts of $0 and $42,640 respectively.

Patents, technology and other intangibles with contractual terms are generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Software development costs are amortized over their estimated useful life of three years.

Prior to any impairment adjustment, intangible assets consisted of the following:

	2017	2016
Patents	$3,697,709	$3,697,710
Capitalized software development	1,005,369	621,566
Accumulated amortization	(2,538,615)	(2,006,027)
Intangible assets, net	$2,164,463	$2,313,249

Amortization expense for patents totaled $379,158 and $373,398 for the years ended December 31, 2017 and 2016, respectively. Amortization expense for software development totaled $153,430 and $196,849 for the year ended December 31, 2017 and 2016, respectively.

Total amortization expense totaled $532,588 and $570,247 for the years ended December 31, 2017 and 2016, respectively.